SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Accounts Receivable from Customers Accounting for 10% Percent or More) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Company A [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	21.00%	22.00%
Company B [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		11.00%

[1]	Less than 10%